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                                                                    THE HARTFORD

April 23, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

RE: Hartford Life and Annuity Insurance Company
    Separate Account VL I ("Registrant")
    Post-Effective Amendment No. 38
    File No. 333-07471

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR the above referenced Registration Statement on Form N-6.

If you have any questions concerning this filing, please call me at
(860) 843-8335.

Sincerely,

/s/ Lisa M. Proch
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Lisa M. Proch
Assistant General Counsel and
Assistant Vice President

Enclosure